Field Label	Investments With Discrepancy	Total Times Compared	% Variance
1st Lien Mortgage Balance	0	447	0%
2nd Lien Mortgage Balance	0	45	0%
Cap Promotion Percentage	0	491	0%
Cap Promotion Term Months	0	491	0%
Effective Date	0	4	0%
Homeowner Equity	0	4	0%
Investment Age	0	491	0%
Investment ID	0	491	0%
Investment Term Years	0	491	0%
Loan Option to Value (LOTV)	0	491	0%
Max IRR	0	491	0%
Occupancy	0	491	0%
Option Investment Amount	0	491	0%
Option Lien Position At Close	0	491	0%
Option Percentage	0	491	0%
Option to Value (OTV)	0	491	0%
Original Agreed Value	0	491	0%
Primary Appraisal Type	0	491	0%
Primary Appraised Property Value	0	491	0%
Proceeds Cap Factor	0	491	0%
Property Address	0	491	0%
Property City	0	491	0%
Property County	0	491	0%
Property State	0	491	0%
Property Type	0	491	0%
Property Zip Code	0	491	0%
Qualifying FICO	0	491	0%
Risk Adjustment Percentage	0	491	0%